CUSTOMER AND SUPPLIER CONCENTRATION (Details Narrative)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Description of the risk factors	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases
Purchase from suppliers	10.00%	10.00%
Percentage of revenue	10.00%	10.00%
Customer Concentration Risk [Member] | Hebei Xiangtuan Car Service Co [Member]
Total revenues, percentage	23.00%
Customer Concentration Risk [Member] | Fuzhou Manyiyou Industrial Co Ltd [Member]
Total revenues, percentage	11.00%